PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Communication Services : 2.7%
31,250
(1)
CarGurus, Inc.
$ 1,163,438
0.6
74,363
(1)
Grindr, Inc.
1,116,932
0.6
41,368
(1)
Magnite, Inc.
900,995
0.4
34,042
(1)
Yelp, Inc.
1,062,110
0.5
154,089
(1)
ZipRecruiter, Inc.
- Class A
650,256
0.3
47,452
(1)
ZoomInfo
Technologies, Inc.
517,701
0.3
5,411,432
2.7
Consumer Discretionary : 5.9%
29,339
H&R Block, Inc.
1,483,673
0.7
10,029  Monarch Casino &
Resort, Inc.
1,061,469
0.5
112,879
(1)(2)
Peloton Interactive,
Inc. - Class A
1,015,911
0.5
24,941  Red Rock Resorts, Inc.
- Class A
1,522,897
0.8
97,921
(1)
Sonos, Inc.
1,547,152
0.8
44,152
Steven Madden Ltd.
1,478,209
0.7
75,562
(1)
Tri Pointe Homes, Inc.
2,566,841
1.3
82,348
(1)
Udemy, Inc.
577,260
0.3
122,338
(1)(2)
Under Armour, Inc.
- Class A
610,467
0.3
11,863,879
5.9
Consumer Staples : 0.7%
49,202
Dole PLC
661,275
0.3
10,487  John B Sanfilippo &
Son, Inc.
674,104
0.4
1,335,379
0.7
Energy : 3.8%
309,211
(1)
Clean Energy Fuels
Corp.
797,765
0.4
50,839  Excelerate Energy, Inc.
- Class A
1,280,635
0.6
149,768
(1)
Helix Energy Solutions
Group, Inc.
982,478
0.5
61,532
(2)
HighPeak Energy, Inc.
435,031
0.2
77,549
Murphy Oil Corp.
2,203,167
1.1
101,361
SFL Corp. Ltd.
763,248
0.4
85,950
(1)
Uranium Energy Corp.
1,146,573
0.6
7,608,897
3.8
Financials : 19.7%
36,781
Arrow Financial Corp.
1,040,902
0.5
28,907
Banc of California, Inc.
478,411
0.2
66,910
BCB Bancorp, Inc.
580,779
0.3
40,891  Berkshire Hills
Bancorp, Inc.
969,526
0.5
191,895  BGC Group, Inc.
- Class A
1,815,327
0.9
15,752  Cathay General
Bancorp
756,253
0.4
51,151  ConnectOne Bancorp,
Inc.
1,269,056
0.6
85,252  Eastern Bankshares,
Inc.
1,547,324
0.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
57,519  Farmers National Banc
Corp.
$ 828,849
0.4
104,231  First BanCorp/Puerto
Rico
2,298,294
1.1
51,018  First Commonwealth
Financial Corp.
869,857
0.4
36,232
First Horizon Corp.
819,205
0.4
81,976
Fulton Financial Corp.
1,527,213
0.8
231,702
(1)
Genworth Financial,
Inc. - Class A
2,062,148
1.0
41,678  Hancock Whitney
Corp.
2,609,460
1.3
27,390
Hilltop Holdings, Inc.
915,374
0.5
88,729
Hope Bancorp, Inc.
955,611
0.5
51,928  KKR Real Estate
Finance Trust, Inc.
467,352
0.2
102,620
Ladder Capital Corp.
1,119,584
0.6
96,076
MFA Financial, Inc.
882,938
0.4
14,362
NBT Bancorp, Inc.
599,757
0.3
20,381
Origin Bancorp, Inc.
703,552
0.3
96,621
P10, Inc. - Class A
1,051,236
0.5
76,290  Pagseguro Digital Ltd.
- Class A
762,900
0.4
184,293
(1)
Payoneer Global, Inc.
1,114,973
0.6
141,969
(2)
Ready Capital Corp.
549,420
0.3
165,062
Redwood Trust, Inc.
955,709
0.5
31,482
Renasant Corp.
1,161,371
0.6
50,679  Simmons First National
Corp. - Class A
971,516
0.5
57,620  United Community
Banks, Inc.
1,806,387
0.9
182,195  Valley National
Bancorp
1,931,267
1.0
30,192  Victory Capital
Holdings, Inc. - Class A
1,955,234
1.0
86,497
(2)
WisdomTree, Inc.
1,202,308
0.6
48,516
XP, Inc. - Class A
911,616
0.4
39,490,709
19.7
Health Care : 15.7%
50,127
(1)
ADMA Biologics, Inc.
734,862
0.4
81,950
(1)
Alignment Healthcare,
Inc.
1,430,028
0.7
137,018
(1)
Amicus Therapeutics,
Inc.
1,079,702
0.5
40,450
(1)
Avanos Medical, Inc.
467,602
0.2
120,386
(1)
BioCryst
Pharmaceuticals, Inc.
913,730
0.4
15,411
Bio-Techne Corp.
857,314
0.4
62,381
(1)
BrightSpring Health
Services, Inc.
1,843,982
0.9
33,504
Bruker Corp.
1,088,545
0.5
464,002
(1)
Cerus Corp.
737,763
0.4
96,542
(1)
Fortrea Holdings, Inc.
812,884
0.4
27,930
(1)
Guardant Health, Inc.
1,745,066
0.9
22,403
(1)
HealthEquity, Inc.
2,123,132
1.1
24,387
(1)
Hims & Hers Health,
Inc.
1,383,231
0.7
42,371
(1)(2)
Intellia Therapeutics,
Inc.
731,747
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
15,297
(1)
Merit Medical Systems,
Inc.
$ 1,273,169
0.6
18,156
(1)
Mirum
Pharmaceuticals, Inc.
1,331,016
0.7
359,190
(1)
OPKO Health, Inc.
556,745
0.3
51,160
(1)
Option Care Health,
Inc.
1,420,202
0.7
41,554
(1)
Orthofix Medical, Inc.
608,351
0.3
31,319
(1)
Phreesia, Inc.
736,623
0.4
56,695
(1)
Progyny, Inc.
1,220,076
0.6
20,592
(1)
PTC Therapeutics, Inc.
1,263,731
0.6
24,205
QIAGEN N.V.
1,081,479
0.5
9,051
(1)
Rhythm
Pharmaceuticals, Inc.
914,060
0.5
12,559
(1)
Rigel Pharmaceuticals,
Inc.
355,796
0.2
261,121
(1)
Savara, Inc.
932,202
0.5
40,922
(1)
Tandem Diabetes
Care, Inc.
496,793
0.2
72,430
(1)
Teladoc Health, Inc.
559,884
0.3
52,325
(1)
Travere Therapeutics,
Inc.
1,250,568
0.6
74,231
(1)
WaVe Life Sciences
Ltd.
543,371
0.3
116,533
(1)
Xeris Biopharma
Holdings, Inc.
948,579
0.5
31,442,233
15.7
Industrials : 17.1%
41,483  Aebi Schmidt Holding
AG
517,293
0.3
10,421  Albany International
Corp. - Class A
555,439
0.3
13,922  Allison Transmission
Holdings, Inc.
1,181,699
0.6
20,797  Apogee Enterprises,
Inc.
906,125
0.4
9,941  Applied Industrial
Technologies, Inc.
2,595,098
1.3
99,869
(1)(2)
Archer Aviation, Inc.
- Class A
956,745
0.5
24,581  Atmus Filtration
Technologies, Inc.
1,108,357
0.5
30,994
Cadre Holdings, Inc.
1,131,591
0.6
75,347
(1)
CoreCivic, Inc.
1,533,311
0.8
30,494  CSG Systems
International, Inc.
1,963,204
1.0
37,590  Enerpac Tool Group
Corp.
1,541,190
0.8
35,276
(1)
ExlService Holdings,
Inc.
1,553,202
0.8
70,405
Flowserve Corp.
3,741,322
1.9
9,849  Franklin Electric Co.,
Inc.
937,625
0.5
73,388
(1)
GEO Group, Inc.
1,503,720
0.7
14,517
Insperity, Inc.
714,236
0.3
41,021
Kennametal, Inc.
858,570
0.4
83,808
(1)
Legalzoom.com, Inc.
869,927
0.4
5,453  Lincoln Electric
Holdings, Inc.
1,285,981
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
113,752
(1)
Manitowoc Co., Inc.
$ 1,138,658
0.6
41,641
Marten Transport Ltd.
443,893
0.2
69,728  Mueller Water
Products, Inc. - Class A
1,779,459
0.9
64,257
(1)
NOW, Inc.
979,919
0.5
31,640
nVent Electric PLC
3,120,970
1.6
4,545
Pentair PLC
503,404
0.2
11,522
TriNet Group, Inc.
770,707
0.4
34,191,645
17.1
Information Technology : 18.2%
266,501
(1)
8x8, Inc.
564,982
0.3
60,943
A10 Networks, Inc.
1,106,115
0.6
35,266
(1)
ACI Worldwide, Inc.
1,860,987
0.9
75,878
(1)
Amplitude, Inc. - Class
A
813,412
0.4
56,844
(1)
Arlo Technologies, Inc.
963,506
0.5
18,677
(1)
ASGN, Inc.
884,356
0.4
94,789
(1)
AvePoint, Inc.
1,422,783
0.7
70,185
(1)
Box, Inc. - Class A
2,264,870
1.1
56,545
(1)
Cerence, Inc.
704,551
0.4
52,525
(1)
Clearwater Analytics
Holdings, Inc. - Class A
946,501
0.5
63,341
(1)
Cohu, Inc.
1,287,723
0.6
43,400
(1)
Confluent, Inc. - Class
A
859,320
0.4
18,387
(1)
Credo Technology
Group Holding Ltd.
2,677,331
1.3
24,605
CTS Corp.
982,724
0.5
32,799
(1)
Dropbox, Inc. - Class A
990,858
0.5
47,122
(1)
Extreme Networks, Inc.
973,069
0.5
44,370
(2)
Ingram Micro Holding
Corp.
953,511
0.5
22,356
(1)
Intapp, Inc.
914,360
0.5
23,730
(1)
IonQ, Inc.
1,459,395
0.7
45,834
(1)
Knowles Corp.
1,068,391
0.5
5,030
Littelfuse, Inc.
1,302,820
0.6
44,102
(1)
MaxLinear, Inc.
709,160
0.4
37,635
(1)
PagerDuty, Inc.
621,730
0.3
43,806
(1)
Photronics, Inc.
1,005,348
0.5
20,487
(1)
Pure Storage, Inc.
- Class A
1,717,015
0.9
24,554
(1)
Rambus, Inc.
2,558,527
1.3
98,474
(1)
Sprinklr, Inc. - Class A
760,219
0.4
40,843
(1)
Vertex, Inc. - Class A
1,012,498
0.5
69,034
(1)
Viavi Solutions, Inc.
876,041
0.4
118,621
(1)
Yext, Inc.
1,010,651
0.5
57,175
(1)
Zeta Global Holdings
Corp. - Class A
1,136,067
0.6
36,408,821
18.2
Materials : 3.2%
20,565
Avient Corp.
677,617
0.3
5,402
Balchem Corp.
810,624
0.4
138,660
(1)
Cleveland-Cliffs, Inc.
1,691,652
0.9
50,894
Element Solutions, Inc.
1,281,002
0.6
5,734
Innospec, Inc.
442,435
0.2
113,880
(1)
Rayonier Advanced
Materials, Inc.
822,214
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
184,685
Tronox Holdings PLC
$ 742,434
0.4
6,467,978
3.2
Real Estate : 6.7%
85,654
Acadia Realty Trust
1,725,928
0.9
33,964  Alexander & Baldwin,
Inc.
617,805
0.3
153,650  Apartment Investment
and Management Co.
- Class A
1,218,445
0.6
27,521  Broadstone Net Lease,
Inc.
491,800
0.3
140,800  DiamondRock
Hospitality Co.
1,120,768
0.6
20,938  First Industrial Realty
Trust, Inc.
1,077,679
0.5
54,030
(2)
Gladstone Land Corp.
494,915
0.3
295,099
(1)
Hudson Pacific
Properties, Inc.
814,473
0.4
21,075
LTC Properties, Inc.
776,825
0.4
135,560
(2)
Medical Properties
Trust, Inc.
687,289
0.3
20,906  National Storage
Affiliates Trust
631,779
0.3
61,853
(2)
Peakstone Realty Trust
811,511
0.4
26,866  Plymouth Industrial
REIT, Inc.
599,918
0.3
162,404  Summit Hotel
Properties, Inc.
891,598
0.4
39,644  Tanger Factory Outlet
Centers, Inc.
1,341,553
0.7
13,302,286
6.7
Utilities : 3.9%
49,877
Avista Corp.
1,885,849
1.0
25,550
Black Hills Corp.
1,573,624
0.8
41,428
(1)
Hallador Energy Co.
810,746
0.4
93,666
(1)
Hawaiian Electric
Industries, Inc.
1,034,073
0.5
21,886  Northwest Natural
Holding Co.
983,338
0.5
33,154  Portland General
Electric Co.
1,458,776
0.7
7,746,406
3.9
Total Common Stock
(Cost $185,593,982)
195,269,665
97.6
EXCHANGE-TRADED FUNDS : 2.1%
17,185  iShares Russell 2000
ETF
4,158,083
2.1
Total Exchange-Traded
Funds
(Cost $3,900,886)
4,158,083
2.1
Total Long-Term
Investments
(Cost $189,494,868)
199,427,748
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.4%
Repurchase Agreements : 2.7%
1,433,279
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,433,444,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,461,962, due
08/27/27-09/01/55)
$ 1,433,279
0.7
1,433,279
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,433,445,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,461,945, due
08/01/32-06/01/64)
1,433,279
0.7
67,177
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$67,185, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $68,521, due
07/15/26-08/15/54)
67,177
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
126,558
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $126,573,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $129,089, due
12/31/31-05/31/32)
$ 126,558
0.1
174,976
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $174,996,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $178,476, due
11/18/25-08/15/55)
174,976
0.1
1,433,279
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $1,433,444,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,461,945, due
01/15/29-10/01/55)
1,433,279
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
56,317
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$56,323, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $57,443, due
10/23/25-08/15/55)
$ 56,317
0.0
695,097
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $695,179,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market
Value plus accrued
interest $707,698, due
10/15/26-02/15/54)
695,097
0.4
Total Repurchase
Agreements
(Cost $5,419,962)
5,419,962
2.7
Time Deposits : 0.5%
140,000
(3)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 140,000
0.1
130,000
(3)
DZ Bank AG,
4.080
%,
10/01/2025 130,000
0.0
130,000
(3)
HSBC Bank PLC,
4.130
%,
10/01/2025 130,000
0.0
140,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 140,000
0.1
140,000
(3)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 140,000
0.1
140,000
(3)
Royal Bank of Canada,
4.140
%,
10/01/2025 140,000
0.1
140,000
(3)
Societe Generale S.A.,
4.090
%,
10/01/2025 140,000
0.1
Total Time Deposits
(Cost $960,000)
960,000
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
382,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $382,000) $ 382,000 0.2
Total Short-Term
Investments
(Cost $6,761,962)
$ 6,761,962
3.4
Total Investments in
Securities
(Cost $196,256,830) $ 206,189,710 103.1
Liabilities in Excess
of Other Assets (6,251,503) (3.1)
Net Assets $ 199,938,207 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Small Company Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 195,269,665 $ — $ — $ 195,269,665
Exchange-Traded Funds 4,158,083 — — 4,158,083
Short-Term Investments 382,000 6,379,962 — 6,761,962
Total Investments, at fair value $ 199,809,748 $ 6,379,962 $ — $ 206,189,710
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,266,077
Gross Unrealized Depreciation (12,333,197)
Net Unrealized Appreciation $ 9,932,880